D2 Contingent liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of contingent liabilities [abstract]
Summary of Contingent Liabilities

Contingent liabilities
	2022	2021
Contingent liabilities	3,322	1,614
Total	3,322	1,614